Notes Payable (Narrative) (Details) - USD ($)		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Notes payable				$ 127,853	$ 258,995
Promissory note issued for advances and accrued salary			$ 237,618	$ 237,618
Nadav Elituv, Chief Executive Officer [Member]
Short-term Debt [Line Items]
Debt description		The balance is non-interest bearing, unsecured and have no specified terms of repayment.		The balance is non-interest bearing, unsecured and have no specified terms of repayment.
Notes Payable [Member] | Nadav Elituv, Chief Executive Officer [Member]
Short-term Debt [Line Items]
Promissory note issued for advances and accrued salary	172,874
Notes Payable [Member] | Stuart Turk, Jordan Turk And The Cellular Connection Limited, A Corporation Controlled By Stuart Turk [Member]
Short-term Debt [Line Items]
Notes payable	$ 0	$ 0		$ 127,853	$ 258,995
Debt description		The balances are non-interest bearing, unsecured and have no specified terms of repayment.		The balances are non-interest bearing, unsecured and have no specified terms of repayment.